7337 EAST DOUBLETREE RANCH ROAD, SUITE 100
SCOTTSDALE, AZ 85258

February 12, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F St. N.E.
Washington, D.C. 20549

RE: Voya Funds Trust (the “Registrant”)
(File Nos. 333-59745; 811-08895)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated January 31, 2020 to Voya GNMA Income
Fund’s Class A, Class C, Class I, Class T and Class W shares Prospectus, dated July 31, 2019.

The purpose of the filing is to submit the 497(e) filing dated January 31, 2020 in XBRL for Voya GNMA Income Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management